Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2018	2017	2016
Basic	3,268,667	3,267,305	3,289,497
Diluted	3,269,834	3,272,310	3,289,497